Accounts Payable - Summary of Accounts Payable (Parenthetical) (Detail) - BRL (R$) R$ in Thousands				12 Months Ended
	Jan. 22, 2022	Dec. 03, 2021	Nov. 30, 2020	Dec. 31, 2020
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Partners approved dividends distributions			R$ 133,194	R$ 27,423
Payments of dividends	R$ 2,470	R$ 20,590		37,426
Current dividend payables	R$ 4,363	R$ 6,833		R$ 95,768